CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 51,255	$ 39,315
Cost of goods sold:
Cost of goods	45,924	13,658
Inventory impairment	0	29,200
Total cost of goods sold	45,924	42,858
Gross profit (loss)	5,331	(3,543)
Operating expenses:
Selling and marketing	31,620	276,444
General and administrative	674,157	570,446
Total operating expenses	705,777	846,890
Operating loss	(700,446)	(850,433)
Other (income) expense:
Interest expense	159,868	465,532
Interest income	0	(33,283)
(Gain) loss on extinguishment of debt	(1,051,734)	382,976
Income (loss) before income taxes	191,420	(1,665,658)
Income taxes	800	800
Net income (loss)	$ 190,620	$ (1,666,458)
Basic net income (loss) per common share	$ 0.01	$ (0.05)
Diluted net income (loss) per common share	$ 0.01	$ (0.05)
Weighted average number of common shares used in basic per share calculations	37,609,063	33,627,167
Weighted average number of common shares used in diluted per share calculations	38,955,254	33,627,167